Interests in subsidiaries - Summary of Breakdown of Current Assets (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Summarised Financial Information Of Subsidiaries Subject To Restrictions [Line Items]
Cash and cash equivalents	£ 3,827	£ 5,297
Inventories	4,382	4,616
Investments held at fair value	16	513
Income tax receivable	470	67
Total current assets	12,684	14,294
Imperial Tobacco Canada
Summarised Financial Information Of Subsidiaries Subject To Restrictions [Line Items]
Cash and cash equivalents	340	2,249
Inventories	40	120
Investments held at fair value	0	437
Income tax receivable	412	17
Other	26	81
Total current assets	818	2,904
Restricted cash and cash equivalents	£ 268	£ 2,072